FAIR VALUE - Narrative (Details) $ in Billions	3 Months Ended
Mar. 31, 2024 USD ($)
Beneficial interest in Structured LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer from Level 2 to Level 3	$ 1.1